Segmented information (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 298,796		$ 12,038		$ 482,385	$ 98,894
Gross profit	45,092		(15,986)		13,075	(53,373)
Operating expenses	15,366,841		4,403,525		24,269,185	9,505,600
Current income tax recovery	850				850	800
Net loss/(income)	(11,447,385)	$ (180,664)	(9,338,299)	$ (1,418,829)	(11,628,049)	(10,757,128)
Inventory	578,330				578,330		$ 609,094
Plant and equipment	10,898,009				10,898,009		9,290,308
Electric Vehicles
Disclosure of operating segments [line items]
Revenues			0
Gross profit			0
Operating expenses	(15,300,323)		(4,359,036)		(24,150,803)	(9,413,584)
Other items	3,762,769		(4,994,265)		12,478,061	(1,278,765)
Current income tax recovery	(850)		0		(850)	(800)
Deferred income tax recovery			0
Net loss/(income)	(11,538,404)		(9,353,301)		(11,673,592)	(10,693,149)
Inventory	308,229				308,229		305,443
Plant and equipment	10,637,414				10,637,414		9,014,777
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	298,796		12,038		482,385	98,894
Gross profit	45,092		(15,986)		13,075	(53,373)
Operating expenses	(66,518)		(44,489)		(118,382)	(92,016)
Other items	112,445		78,852		150,850	61,029
Current income tax recovery			0
Deferred income tax recovery			(3,375)			20,381
Net loss/(income)	91,019		$ 15,002		45,543	$ (63,979)
Inventory	270,101				270,101		303,651
Plant and equipment	$ 260,595				$ 260,595		$ 275,531